Note 2. Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Property, Plant and Equipment, Estimated Useful Lives [Table Text Block]
Buildings (years)	25	―	40
Equipment (years)	3	―	20
Furniture and fixtures (years)	3	―	10
Computer systems (years)	3	―	7
Leaseholds improvements	Term of the lease plus renewal periods, when renewal is reasonably assured